Shareholders' Deficit	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Deficit

NOTE 10 - SHAREHOLDERS’ DEFICIT

1. Ordinary Shares:

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in these Articles, including, inter alia, the right to receive notices of, and to attend meetings of shareholders; for each share held, the right to one vote at all meetings of shareholders; and to share equally, on a per share basis, in such dividend and other distributions to shareholders of the Company as may be declared by the Board of Directors in accordance with these Articles and the Companies Law, and upon liquidation or dissolution of the Company, in the distribution of assets of the Company legally available for distribution to shareholders in accordance with the terms of applicable law and these Articles. All Ordinary Shares rank pari passu in all respects with each other.

1. Preferred Shares:

According to the Company’s prior Articles of Association, which were revised on August 9, 2015, each preferred share entitled its holder to the following rights, until such preferred share is converted into an ordinary share: (a) the right to receive notices and participate in general meetings, vote there at, receive dividends whenever they are paid on the ordinary shares and to receive liquidation dividends from the assets of the Company upon liquidation; (b) anti-dilution right that is not transferrable; and (c) the right to appoint one (1) director, provided that the holder holds 5% or more of the issued share capital of the Company. During the reported periods all the issued and outstanding preferred shares were held by the then Chief Executive Officer of the Company ("Mr. Zigdon").

On March 16, 2017, and following the effective date of the registration of the securities of the Company for quotation on OTCQB, the Company’s shareholders at a General Meeting adopted Amended and Restated Articles of Association of the Company and approved the conversion of all preferred shares into the same number of ordinary shares (total of 3,333,471 shares). Accordingly, as of December 31, 2017, there are no preferred shares issued and outstanding and the Company is no longer required to issue any additional preferred shares to Mr. Zigdon. Following the registration of securities and the conversion of the preferred shares, the Company issued to Mr. Zigdon 18,379 ordinary shares related to ordinary shares issued during 2017 prior to the March 2017 conversion date.

1.	Issuance of Ordinary Shares:

2.In April 2017, the Company offered to the holders of the warrants to lower the exercise price of the warrants from $0.5 per share to $0.4 per share for a limited period of time of 8 weeks.

As a result of such offer, in May 2017, certain holders exercised 1,665,000 warrants to the same number of Ordinary Shares for a cash consideration of $666,000 (net amount of $599,400)

The fair value of the inducement was measured in an amount of $166,500. Such amount was recognized as an additional financing expense in the accompanying Company’s statement of operations.

At the exercise date, the fair value of the warrants exercised which amounted to $297,200 (after consideration of the effect of the inducement), was reclassified to equity rather than derivative warrant liabilities.

1.	In October 2017, the Company signed a share purchase agreement with certain investors for $625,000 in exchange for issuance of 1,061,125 ordinary shares of NIS 0.01 par value. As of December 31, 2017, all of these ordinary shares were sold and the Company received net proceeds of $562,553.

2.	During the year ended December 31, 2017, 81,432 stock options have been exercised into the same number of ordinary shares at an exercise price of NIS0.01.

3.	In May 2018, the Company offered to the holders of the warrants to exercise their warrants in exchange for extending their expiration date for an additional 3 years. As a result of such offer, during May 2018, certain holders exercised 722,500 warrants into the same number of Ordinary Shares for a cash consideration of $361,250. The total direct and incremental costs paid regarding this transaction were approximately $36,992.

4.	On August 15, 2018, a certain consultant converted 620,521 stock options into the same number of ordinary shares at an exercise price of NIS0.01.

5.	On November 18, 2018, the Company signed a share purchase agreement with an investor for $100,000 in exchange for 800,000 ordinary shares of NIS 0.01 par value and 600,000 warrants for 3 years in exercise price of the lowest of $0.125 or the lowest price during the 5 trading days before the exercise notice. An amount of $19,655 was allocated to derivative warrant liability (see also Note 8) and the remaining amount was allocated to the shares.

6.	During the year ended December 31, 2019, the Company signed a share purchase agreement with certain new investors for $295,000 in cash in exchange for 2,950,000 ordinary shares of NIS 0.01 par value, which representing price per share of $0.10.

7.	On April 14, 2019 (“Commitment Date”), the Company’s compensation Committee approved the issuance of 300,000 ordinary shares of NIS 0.01 par value to the then Chief Executive Officer for his service as the chairman of the Board of Directors. Consequently, at the Commitment Date, the Company recorded stock-based compensation expense as part of “General and Administrative” line in operations in the accompanying statement of operations in total amount of $60,000, which representing price per share of $0.2 at the commitment date.

8.	In May 2019, the Company issued 125,000 ordinary shares to certain service provider as partial settlement of financial liability in total amount of $12,500. See also Note 9D.

9.	During the year ended December 31, 2019, the Company entered into several service agreements with certain service providers, whereby the Company issued 4,500,000 ordinary share of NIS 0.01 par value in exchange for services that have been rendered. Consequently, the Company recorded related stock-based compensation expense of $420,000 and $335,000 as part of “Marketing Expenses” and “General and Administrative Expenses” lines in operations in the accompanying statement of operations, respectively, based on the fair value of the issued shares at each applicable commitment date, which representing an average price per share of $0.15. See also Note 9.